Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.0%
Boeing Co. (The), 2.60%, 10/30/25(a)	$1,696	$1,667,410
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	2,099	2,074,664
General Dynamics Corp.
3.25%, 04/01/25(a)	4,983	4,972,202
3.50%, 05/15/25(a)	4,855	4,838,460
Hexcel Corp., 4.95%, 08/15/25(a)	2,127	2,121,920
L3Harris Technologies Inc., 3.83%, 04/27/25(a)	3,905	3,897,797
Lockheed Martin Corp., 4.95%, 10/15/25(a)	3,764	3,775,002
RTX Corp., 3.95%, 08/16/25(a)	9,051	9,018,891
		32,366,346
Agriculture — 1.1%
Altria Group Inc., 2.35%, 05/06/25(a)	4,561	4,531,577
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	3,892	3,829,635
Philip Morris International Inc.
1.50%, 05/01/25(a)	5,078	5,039,962
3.38%, 08/11/25(a)	4,128	4,103,599
5.00%, 11/17/25(a)	4,944	4,961,058
Reynolds American Inc., 4.45%, 06/12/25	12,748	12,735,853
		35,201,684
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	1,999	1,980,555
Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25(a)	6,685	6,664,997
PVH Corp., 4.63%, 07/10/25(a)	3,420	3,416,036
Ralph Lauren Corp., 3.75%, 09/15/25	3,029	3,007,831
Tapestry Inc., 4.25%, 04/01/25(a)	1,260	1,256,895
		14,345,759
Auto Manufacturers — 5.7%
American Honda Finance Corp.
1.00%, 09/10/25(a)	4,146	4,056,079
1.20%, 07/08/25(a)	4,351	4,287,682
5.00%, 05/23/25(a)	5,190	5,194,533
5.80%, 10/03/25(a)	5,618	5,660,795
Series A, 4.60%, 04/17/25	4,535	4,533,509
Cummins Inc., 0.75%, 09/01/25(a)	3,745	3,664,278
Ford Motor Credit Co. LLC
2.30%, 02/10/25	6,930	6,926,174
3.38%, 11/13/25	13,091	12,918,419
4.13%, 08/04/25	8,741	8,696,536
4.69%, 06/09/25(a)	3,480	3,473,636
5.13%, 06/16/25	10,715	10,711,047
General Motors Co.
4.00%, 04/01/25(a)	2,891	2,887,378
6.13%, 10/01/25	7,712	7,765,675
General Motors Financial Co. Inc.
2.75%, 06/20/25	8,093	8,029,655
2.90%, 02/26/25(a)	7,106	7,096,003
3.80%, 04/07/25	6,270	6,258,957
4.30%, 07/13/25(a)	4,958	4,947,604
4.35%, 04/09/25(a)	5,362	5,358,737
6.05%, 10/10/25(a)	8,004	8,067,943
Honda Motor Co. Ltd., 2.27%, 03/10/25(a)	5,725	5,710,517
PACCAR Financial Corp.
1.80%, 02/06/25	3,285	3,285,000
2.85%, 04/07/25(a)	2,105	2,098,865
3.55%, 08/11/25	3,450	3,434,608
Security	Par (000)	Value
Auto Manufacturers (continued)
4.95%, 10/03/25	$2,548	$2,555,339
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	6,072	5,916,430
1.80%, 02/13/25(a)	6,984	6,978,316
3.00%, 04/01/25(a)	7,041	7,023,392
3.40%, 04/14/25(a)	2,825	2,817,679
3.65%, 08/18/25	4,563	4,540,702
3.95%, 06/30/25(a)	7,973	7,954,912
5.40%, 11/10/25	4,506	4,541,374
5.60%, 09/11/25(a)	3,640	3,661,638
		181,053,412
Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25(a)	1,995	1,990,939
Magna International Inc., 4.15%, 10/01/25(a)	4,455	4,437,995
		6,428,934
Banks — 24.3%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25(a)	5,865	5,827,704
5.09%, 12/08/25	7,859	7,897,240
5.38%, 07/03/25(a)	5,418	5,436,598
Australia & New Zealand Banking Group Ltd./New York, 5.67%, 10/03/25(a)	5,635	5,675,791
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	5,285	5,171,785
Banco Santander SA, 5.18%, 11/19/25	9,135	9,140,012
Bank of America Corp.
3.88%, 08/01/25(a)	9,982	9,950,697
Series L, 3.95%, 04/21/25(a)	14,872	14,843,845
Bank of America NA, 5.65%, 08/18/25	13,175	13,239,261
Bank of Montreal
1.85%, 05/01/25(a)	9,536	9,474,062
3.70%, 06/07/25	8,270	8,242,905
5.92%, 09/25/25	6,771	6,829,860
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25(a)	8,348	8,290,610
3.35%, 04/25/25(a)	2,430	2,423,613
3.95%, 11/18/25(a)	2,499	2,488,494
Series G, 3.00%, 02/24/25	4,206	4,201,284
Bank of Nova Scotia (The)
1.30%, 06/11/25	6,175	6,102,437
2.20%, 02/03/25	6,394	6,394,000
3.45%, 04/11/25	10,825	10,801,205
5.45%, 06/12/25(a)	10,110	10,140,429
BankUnited Inc., 4.88%, 11/17/25	2,607	2,604,577
Barclays PLC, 3.65%, 03/16/25	12,151	12,133,266
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	3,694	3,600,628
3.30%, 04/07/25	8,331	8,311,377
3.95%, 08/04/25(a)	8,032	8,007,585
5.14%, 04/28/25	7,035	7,044,388
Citibank NA, 5.86%, 09/29/25	11,035	11,121,673
Citigroup Inc.
3.30%, 04/27/25	9,795	9,761,923
3.88%, 03/26/25	5,462	5,453,257
4.40%, 06/10/25	15,750	15,718,815
5.50%, 09/13/25(a)	7,707	7,734,867
Citizens Bank NA, 2.25%, 04/28/25(a)	4,281	4,255,242
Citizens Financial Group Inc., 4.30%, 12/03/25	2,570	2,557,368
Comerica Bank, 4.00%, 07/27/25(a)	2,306	2,292,651

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia/New York, 5.50%, 09/12/25(a)	$6,028	$6,060,675
Cooperatieve Rabobank UA, 4.38%, 08/04/25	8,830	8,795,156
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25(a)	6,377	6,353,460
5.50%, 07/18/25(a)	4,798	4,817,958
Deutsche Bank AG, 4.50%, 04/01/25(a)	8,682	8,669,580
Deutsche Bank AG/New York, 4.16%, 05/13/25	3,570	3,562,963
Fifth Third Bank NA, 3.95%, 07/28/25(a)	5,085	5,067,872
First Horizon Corp., 4.00%, 05/26/25(a)	2,442	2,431,558
FNB Corp., 5.15%, 08/25/25(a)	1,980	1,980,820
Goldman Sachs Group Inc. (The)
3.50%, 04/01/25	21,207	21,170,004
3.75%, 05/22/25(a)	13,982	13,945,325
4.25%, 10/21/25	11,925	11,873,818
HSBC Holdings PLC, 4.25%, 08/18/25(a)	6,215	6,192,710
HSBC USA Inc., 5.63%, 03/17/25(a)	7,690	7,699,358
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25	2,838	2,830,249
JPMorgan Chase & Co.
3.90%, 07/15/25	15,768	15,728,744
7.75%, 07/15/25	2,033	2,060,185
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	4,031	4,006,545
4.15%, 08/08/25(a)	7,201	7,173,053
KeyCorp, 4.15%, 10/29/25(a)	3,605	3,586,881
Lloyds Bank PLC, 3.50%, 05/14/25(a)	1,918	1,911,127
Lloyds Banking Group PLC
4.45%, 05/08/25(a)	10,215	10,204,073
4.58%, 12/10/25(a)	7,180	7,159,185
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	4,493	4,493,000
5.40%, 11/21/25(a)	3,234	3,247,516
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	10,727	10,574,705
2.19%, 02/25/25(a)	15,956	15,931,144
3.78%, 03/02/25(a)	4,059	4,056,252
Morgan Stanley
4.00%, 07/23/25	18,949	18,896,131
5.00%, 11/24/25	12,013	12,042,538
Morgan Stanley Bank NA, 5.48%, 07/16/25	7,045	7,070,093
National Australia Bank Ltd./New York
3.50%, 06/09/25(a)	4,193	4,177,989
4.75%, 12/10/25(a)	6,576	6,589,040
5.20%, 05/13/25(a)	5,280	5,288,338
Northern Trust Corp., 3.95%, 10/30/25(a)	5,180	5,151,348
PNC Bank NA
2.95%, 02/23/25(a)	4,152	4,148,243
3.25%, 06/01/25	5,540	5,514,840
3.88%, 04/10/25(a)	3,792	3,784,818
4.20%, 11/01/25(a)	3,939	3,923,486
Regions Financial Corp., 2.25%, 05/18/25(a)	4,810	4,775,050
Royal Bank of Canada
1.15%, 06/10/25(a)	9,152	9,043,494
3.38%, 04/14/25	7,931	7,912,365
4.95%, 04/25/25(a)	9,926	9,934,612
Santander Holdings USA Inc.
3.45%, 06/02/25	6,608	6,575,074
4.50%, 07/17/25	6,856	6,839,760
State Street Corp., 3.55%, 08/18/25	8,745	8,700,888
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	$3,020	$3,005,653
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25(a)	14,749	14,555,225
Synchrony Bank, 5.40%, 08/22/25	5,675	5,680,500
Synovus Financial Corp., 5.20%, 08/11/25(a)	2,123	2,123,445
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	6,610	6,460,168
1.15%, 06/12/25	5,702	5,633,468
3.77%, 06/06/25	10,098	10,068,503
Truist Bank
1.50%, 03/10/25(a)	7,580	7,555,852
3.63%, 09/16/25(a)	7,325	7,270,682
4.05%, 11/03/25(a)	3,753	3,737,379
Truist Financial Corp.
1.20%, 08/05/25(a)	4,207	4,133,367
3.70%, 06/05/25(a)	6,043	6,021,487
4.00%, 05/01/25	4,880	4,870,659
U.S. Bancorp
1.45%, 05/12/25	9,198	9,117,928
3.95%, 11/17/25(a)	4,541	4,521,303
UBS AG/London, 5.80%, 09/11/25	6,365	6,412,172
UBS AG/Stamford CT
2.95%, 04/09/25(a)	7,879	7,850,284
3.70%, 02/21/25	8,817	8,812,605
UBS Group AG, 3.75%, 03/26/25	13,720	13,704,320
Wells Fargo & Co.
3.00%, 02/19/25	13,889	13,878,633
3.55%, 09/29/25(a)	16,080	15,977,768
Wells Fargo Bank NA, 5.55%, 08/01/25	12,359	12,412,495
Westpac Banking Corp.
2.35%, 02/19/25	8,020	8,011,642
3.74%, 08/26/25(a)	3,940	3,922,134
5.51%, 11/17/25	6,291	6,340,810
		777,199,954
Beverages — 1.5%
Brown-Forman Corp., 3.50%, 04/15/25(a)	1,872	1,866,956
Coca-Cola Consolidated Inc., 3.80%, 11/25/25(a)	2,056	2,041,654
Constellation Brands Inc.
4.40%, 11/15/25	3,272	3,265,601
4.75%, 12/01/25(a)	2,498	2,498,229
Diageo Capital PLC
1.38%, 09/29/25(a)	4,189	4,103,067
5.20%, 10/24/25(a)	3,996	4,015,882
Keurig Dr Pepper Inc.
3.40%, 11/15/25(a)	2,960	2,933,728
4.42%, 05/25/25	3,213	3,208,119
PepsiCo Inc.
2.25%, 03/19/25	8,478	8,455,212
2.75%, 04/30/25(a)	6,062	6,037,246
3.50%, 07/17/25(a)	3,933	3,915,076
5.25%, 11/10/25	5,413	5,448,582
		47,789,352
Biotechnology — 1.7%
Amgen Inc.
1.90%, 02/21/25	4,419	4,412,301
3.13%, 05/01/25	6,137	6,114,246
5.25%, 03/02/25	10,844	10,846,611
Baxalta Inc., 4.00%, 06/23/25	4,526	4,513,238
Biogen Inc., 4.05%, 09/15/25(a)	11,804	11,761,586

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences Inc., 3.50%, 02/01/25	$8,158	$8,158,000
Illumina Inc., 5.80%, 12/12/25	3,451	3,474,608
Royalty Pharma PLC, 1.20%, 09/02/25	5,738	5,615,755
		54,896,345
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25	5,471	5,465,307
Fortune Brands Innovations Inc., 4.00%, 06/15/25(a)	2,702	2,691,307
Lennox International Inc., 1.35%, 08/01/25(a)	1,732	1,702,039
Vulcan Materials Co., 4.50%, 04/01/25	2,322	2,319,265
		12,177,918
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25(a)	3,463	3,394,333
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	5,107	5,110,736
DuPont de Nemours Inc., 4.49%, 11/15/25(a)	11,711	11,688,380
Eastman Chemical Co., 3.80%, 03/15/25	2,601	2,597,184
EIDP Inc., 1.70%, 07/15/25(a)	3,129	3,087,054
Linde Inc./CT
2.65%, 02/05/25	2,727	2,727,000
4.70%, 12/05/25(a)	3,882	3,889,565
LYB International Finance III LLC, 1.25%, 10/01/25(a)	2,995	2,924,166
Nutrien Ltd.
3.00%, 04/01/25(a)	2,643	2,635,053
5.95%, 11/07/25(a)	3,501	3,533,129
Sherwin-Williams Co. (The)
3.45%, 08/01/25(a)	2,425	2,409,446
4.25%, 08/08/25(a)	2,371	2,365,682
		46,361,728
Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25(a)	6,679	6,633,315
Block Financial LLC, 5.25%, 10/01/25(a)	2,586	2,590,710
Cintas Corp. No. 2, 3.45%, 05/01/25(a)	2,242	2,234,491
Equifax Inc., 2.60%, 12/15/25(a)	2,784	2,735,079
Global Payments Inc., 2.65%, 02/15/25	5,591	5,584,478
Moody's Corp., 3.75%, 03/24/25	4,127	4,119,487
PayPal Holdings Inc., 1.65%, 06/01/25(a)	6,561	6,493,853
Verisk Analytics Inc., 4.00%, 06/15/25(a)	3,257	3,245,759
Yale University, Series 2020, 0.87%, 04/15/25(a)	2,781	2,755,453
		36,392,625
Computers — 2.5%
Apple Inc.
0.55%, 08/20/25(a)	7,820	7,659,037
1.13%, 05/11/25(a)	13,681	13,553,918
2.50%, 02/09/25	5,510	5,507,752
3.20%, 05/13/25	12,046	11,996,755
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(a)	15,411	15,411,583
HP Inc., 2.20%, 06/17/25(a)	6,874	6,807,961
International Business Machines Corp.
4.00%, 07/27/25(a)	5,396	5,382,482
7.00%, 10/30/25	4,999	5,087,988
Leidos Inc., 3.63%, 05/15/25(a)	2,961	2,949,757
NetApp Inc., 1.88%, 06/22/25(a)	4,377	4,323,234
		78,680,467
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	2,935	2,913,670
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	$2,335	$2,328,845
3.13%, 03/24/25(a)	8,730	8,706,986
Kenvue Inc., 5.50%, 03/22/25(a)	4,275	4,278,579
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	6,479	6,300,712
Unilever Capital Corp.
3.10%, 07/30/25(a)	4,070	4,043,195
3.38%, 03/22/25(a)	2,378	2,373,799
		30,945,786
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25	3,045	3,041,162
Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25(a)	3,541	3,536,144
6.50%, 07/15/25(a)	7,988	8,037,352
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	2,751	2,732,218
Air Lease Corp.
2.30%, 02/01/25	3,987	3,987,000
3.25%, 03/01/25	3,979	3,972,015
3.38%, 07/01/25(a)	4,796	4,766,414
Ally Financial Inc.
4.63%, 03/30/25(a)	2,819	2,815,045
5.80%, 05/01/25	4,842	4,848,672
American Express Co.
2.25%, 03/04/25(a)	8,755	8,755,000
3.95%, 08/01/25(a)	14,399	14,359,186
4.20%, 11/06/25	5,441	5,434,593
Ameriprise Financial Inc., 3.00%, 04/02/25(a)	3,283	3,275,458
Capital One Financial Corp.
4.20%, 10/29/25(a)	9,220	9,168,096
4.25%, 04/30/25(a)	4,755	4,748,736
Charles Schwab Corp. (The)
3.00%, 03/10/25(a)	1,882	1,878,487
3.63%, 04/01/25(a)	2,504	2,500,064
3.85%, 05/21/25(a)	5,168	5,155,906
4.20%, 03/24/25(a)	3,496	3,494,307
CME Group Inc., 3.00%, 03/15/25	4,677	4,666,676
Discover Financial Services, 3.75%, 03/04/25	3,183	3,180,113
Franklin Resources Inc., 2.85%, 03/30/25(a)	2,335	2,327,143
Intercontinental Exchange Inc.
3.65%, 05/23/25	7,241	7,219,911
3.75%, 12/01/25(a)	8,873	8,818,939
Mastercard Inc., 2.00%, 03/03/25(a)	4,946	4,934,413
Nasdaq Inc., 5.65%, 06/28/25	2,434	2,441,953
Nomura Holdings Inc.
1.85%, 07/16/25	8,413	8,303,223
5.10%, 07/03/25	4,538	4,542,201
Synchrony Financial
4.50%, 07/23/25	6,610	6,595,433
4.88%, 06/13/25	4,161	4,157,515
Visa Inc., 3.15%, 12/14/25	24,411	24,173,404
		174,825,617
Electric — 6.0%
Ameren Illinois Co., 3.25%, 03/01/25(a)	1,876	1,873,801
American Electric Power Co. Inc.
5.70%, 08/15/25	4,756	4,776,022
Series N, 1.00%, 11/01/25(a)	2,774	2,699,391
Appalachian Power Co., 3.40%, 06/01/25	2,235	2,224,060
Arizona Public Service Co., 3.15%, 05/15/25(a)	2,113	2,101,688

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Avangrid Inc., 3.20%, 04/15/25	$4,555	$4,540,089
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	2,441	2,441,000
4.05%, 04/15/25(a)	7,936	7,924,552
Connecticut Light and Power Co. (The), Series A, 0.75%, 12/01/25	2,107	2,042,313
Constellation Energy Generation LLC, 3.25%, 06/01/25(a)	4,857	4,833,636
Dominion Energy Inc.
3.90%, 10/01/25(a)	4,973	4,949,297
Series A, 3.30%, 03/15/25(a)	3,361	3,354,662
DTE Electric Co., 3.38%, 03/01/25(a)	2,113	2,110,767
DTE Energy Co., Series F, 1.05%, 06/01/25(a)	4,647	4,589,947
Duke Energy Corp.
0.90%, 09/15/25(a)	3,461	3,382,812
5.00%, 12/08/25(a)	3,397	3,410,206
Duke Energy Progress LLC, 3.25%, 08/15/25(a)	2,773	2,754,950
Edison International
4.70%, 08/15/25(a)	2,519	2,505,926
4.95%, 04/15/25(a)	2,100	2,096,156
Entergy Corp., 0.90%, 09/15/25(a)	4,347	4,246,536
Evergy Metro Inc., 3.65%, 08/15/25(a)	2,039	2,027,648
Eversource Energy, Series Q, 0.80%, 08/15/25(a)	2,024	1,981,358
Exelon Corp., 3.95%, 06/15/25	4,584	4,573,364
FirstEnergy Corp., 2.05%, 03/01/25(a)	1,605	1,600,437
Florida Power & Light Co.
2.85%, 04/01/25(a)	6,238	6,221,506
3.13%, 12/01/25	3,364	3,326,964
Iberdrola International BV, 5.81%, 03/15/25	2,637	2,638,370
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25(a)	2,422	2,401,287
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	2,335	2,334,122
3.25%, 11/01/25(a)	2,213	2,192,469
3.45%, 06/15/25(a)	1,858	1,849,809
5.45%, 10/30/25	2,944	2,962,948
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	5,599	5,594,429
5.75%, 09/01/25	12,082	12,148,826
6.05%, 03/01/25	10,403	10,412,827
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25(a)	3,876	3,775,469
2.95%, 04/01/25	1,892	1,886,699
Pacific Gas and Electric Co.
3.45%, 07/01/25	4,810	4,773,824
3.50%, 06/15/25(a)	3,767	3,742,667
4.95%, 06/08/25(a)	2,784	2,776,142
PECO Energy Co., 3.15%, 10/15/25(a)	2,825	2,799,552
Pinnacle West Capital Corp., 1.30%, 06/15/25(a)	3,058	3,017,451
Public Service Electric & Gas Co., 3.00%, 05/15/25(a)	1,938	1,928,847
Public Service Enterprise Group Inc., 0.80%, 08/15/25(a)	3,165	3,099,375
Puget Energy Inc., 3.65%, 05/15/25	2,406	2,392,812
Sempra, 3.30%, 04/01/25(a)	4,688	4,675,435
Southern California Edison Co.
Series C, 4.20%, 06/01/25	1,860	1,852,053
Series E, 3.70%, 08/01/25	5,406	5,364,215
Southern Co. (The), 5.15%, 10/06/25	3,423	3,433,893
Southern Power Co., 4.15%, 12/01/25	3,088	3,076,734
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25(a)	$2,161	$2,153,413
WEC Energy Group Inc., 5.00%, 09/27/25(a)	3,374	3,380,131
Wisconsin Public Service Corp., 5.35%, 11/10/25(a)	1,896	1,907,323
Xcel Energy Inc., 3.30%, 06/01/25(a)	3,473	3,454,978
		190,615,188
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25(a)	2,826	2,810,285
Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25(a)	2,450	2,444,122
Arrow Electronics Inc., 4.00%, 04/01/25(a)	1,828	1,824,367
Flex Ltd., 4.75%, 06/15/25(a)	3,443	3,438,138
Honeywell International Inc., 1.35%, 06/01/25	7,624	7,543,426
Legrand France SA, 8.50%, 02/15/25	2,710	2,713,163
		17,963,216
Entertainment — 0.4%
Warnermedia Holdings Inc.
3.64%, 03/15/25	8,898	8,879,086
3.79%, 03/15/25(a)	2,710	2,705,236
		11,584,322
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25(a)	2,564	2,489,963
3.20%, 03/15/25(a)	3,302	3,295,191
Waste Management Inc.
0.75%, 11/15/25(a)	4,095	3,976,081
3.13%, 03/01/25	2,516	2,511,320
		12,272,555
Food — 1.5%
Campbell Soup Co.
3.30%, 03/19/25(a)	2,150	2,145,356
3.95%, 03/15/25(a)	4,913	4,907,637
Conagra Brands Inc., 4.60%, 11/01/25(a)	6,353	6,346,562
General Mills Inc., 4.00%, 04/17/25(a)	4,905	4,897,827
Hershey Co. (The)
0.90%, 06/01/25(a)	2,885	2,850,053
3.20%, 08/21/25(a)	1,900	1,886,702
J.M. Smucker Co. (The), 3.50%, 03/15/25(a)	5,628	5,615,383
Mondelez International Inc., 1.50%, 05/04/25(a)	4,905	4,865,394
Sysco Corp., 3.75%, 10/01/25(a)	4,351	4,324,965
Walmart Inc., 3.90%, 09/09/25	9,963	9,930,838
		47,770,717
Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25(a)	2,605	2,605,198
NiSource Inc., 0.95%, 08/15/25	7,779	7,627,478
Southern California Gas Co., 3.20%, 06/15/25(a)	1,830	1,818,747
		12,051,423
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25(a)	3,614	3,607,988
Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25(a)	5,632	5,620,763
3.88%, 09/15/25	3,293	3,279,801
Boston Scientific Corp., 1.90%, 06/01/25(a)	3,275	3,246,210
Danaher Corp., 3.35%, 09/15/25(a)	3,676	3,649,146
GE HealthCare Technologies Inc., 5.60%, 11/15/25	9,234	9,290,181

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Stryker Corp.
1.15%, 06/15/25(a)	$3,573	$3,527,693
3.38%, 11/01/25(a)	5,540	5,493,409
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25(a)	5,265	5,253,066
		39,360,269
Health Care - Services — 2.4%
Cigna Group (The)
3.25%, 04/15/25	5,105	5,088,561
4.13%, 11/15/25(a)	6,946	6,925,674
CommonSpirit Health, 1.55%, 10/01/25(a)	2,313	2,262,222
Elevance Health Inc., 5.35%, 10/15/25(a)	3,309	3,322,087
HCA Inc.
5.25%, 04/15/25	8,141	8,141,848
5.38%, 02/01/25	12,935	12,935,000
Humana Inc., 4.50%, 04/01/25(a)	3,897	3,893,811
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	5,726	5,726,000
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	2,480	2,412,533
Quest Diagnostics Inc., 3.50%, 03/30/25(a)	4,205	4,195,292
Sutter Health, Series 20A, 1.32%, 08/15/25(a)	1,970	1,929,625
UnitedHealth Group Inc.
3.70%, 12/15/25	1,763	1,751,579
3.75%, 07/15/25	11,238	11,201,219
5.15%, 10/15/25(a)	4,032	4,049,095
UPMC, Series D-1, 3.60%, 04/03/25(a)	2,540	2,532,974
		76,367,520
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25	7,466	7,409,957
4.25%, 03/01/25(a)	3,610	3,606,088
Blackstone Private Credit Fund
4.70%, 03/24/25(a)	5,223	5,219,098
7.05%, 09/29/25	4,617	4,675,764
Blue Owl Capital Corp.
3.75%, 07/22/25	2,712	2,696,987
4.00%, 03/30/25	2,734	2,726,421
Blue Owl Credit Income Corp., 5.50%, 03/21/25(a)	3,025	3,024,926
FS KKR Capital Corp., 4.13%, 02/01/25	2,137	2,137,000
Goldman Sachs BDC Inc., 3.75%, 02/10/25	2,050	2,049,343
Oaktree Specialty Lending Corp., 3.50%, 02/25/25(a)	1,725	1,721,701
		35,267,285
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25(a)	3,560	3,508,612
Lennar Corp., 4.75%, 05/30/25	3,062	3,058,286
Toll Brothers Finance Corp., 4.88%, 11/15/25(a)	2,800	2,797,556
		9,364,454
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%, 05/15/25(a)	2,516	2,507,379
Whirlpool Corp., 3.70%, 05/01/25	2,700	2,692,452
		5,199,831
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	1,890	1,873,641
Insurance — 1.2%
Allstate Corp. (The), 0.75%, 12/15/25	4,124	3,989,356
Aon Global Ltd., 3.88%, 12/15/25	4,948	4,922,185
Chubb INA Holdings LLC, 3.15%, 03/15/25	4,990	4,978,979
Security	Par (000)	Value
Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/25(a)	$2,901	$2,901,658
Corebridge Financial Inc., 3.50%, 04/04/25(a)	5,390	5,379,298
Kemper Corp., 4.35%, 02/15/25	1,974	1,973,929
Lincoln National Corp., 3.35%, 03/09/25(a)	1,080	1,078,211
Marsh & McLennan Companies Inc., 3.50%, 03/10/25(a)	3,407	3,403,063
MetLife Inc.
3.00%, 03/01/25(a)	2,713	2,708,998
3.60%, 11/13/25(a)	3,765	3,738,798
Principal Financial Group Inc., 3.40%, 05/15/25	2,259	2,250,489
RenaissanceRe Finance Inc., 3.70%, 04/01/25(a)	1,765	1,761,444
		39,086,408
Internet — 2.0%
Alphabet Inc., 0.45%, 08/15/25(a)	7,071	6,926,296
Amazon.com Inc.
0.80%, 06/03/25	7,994	7,894,154
3.00%, 04/13/25(a)	8,570	8,544,674
4.60%, 12/01/25	6,995	7,007,300
5.20%, 12/03/25(a)	4,966	4,989,985
Baidu Inc.
3.08%, 04/07/25	3,745	3,731,847
4.13%, 06/30/25(a)	2,885	2,874,828
Booking Holdings Inc., 3.65%, 03/15/25	3,449	3,442,630
eBay Inc.
1.90%, 03/11/25	4,645	4,629,997
5.90%, 11/22/25(a)	3,345	3,374,527
Netflix Inc., 5.88%, 02/15/25	4,735	4,733,563
Tencent Music Entertainment Group, 1.38%, 09/03/25(a)	1,800	1,762,014
VeriSign Inc., 5.25%, 04/01/25(a)	3,165	3,165,010
		63,076,825
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25(a)	2,819	2,794,611
3.95%, 05/23/25(a)	2,909	2,902,745
Reliance Inc., 1.30%, 08/15/25	2,447	2,401,124
Steel Dynamics Inc., 2.40%, 06/15/25(a)	2,484	2,462,138
		10,560,618
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25(a)	2,715	2,695,086
Lodging — 0.7%
Hyatt Hotels Corp., 5.38%, 04/23/25	3,155	3,155,892
Las Vegas Sands Corp., 2.90%, 06/25/25	2,725	2,699,794
Marriott International Inc./MD
3.75%, 03/15/25(a)	2,100	2,097,101
3.75%, 10/01/25(a)	2,437	2,421,700
Series EE, 5.75%, 05/01/25	3,626	3,630,549
Sands China Ltd., 5.13%, 08/08/25(a)	8,765	8,757,116
		22,762,152
Machinery — 2.6%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	5,465	5,318,012
1.45%, 05/15/25(a)	3,821	3,788,697
3.40%, 05/13/25(a)	6,937	6,916,922
3.65%, 08/12/25(a)	4,339	4,318,119
5.15%, 08/11/25(a)	4,498	4,512,942
5.40%, 03/10/25	3,184	3,187,711
CNH Industrial Capital LLC
3.95%, 05/23/25	3,470	3,460,185

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.45%, 10/14/25(a)	$2,642	$2,653,917
Deere & Co., 2.75%, 04/15/25(a)	4,172	4,156,644
Dover Corp., 3.15%, 11/15/25(a)	3,072	3,036,568
John Deere Capital Corp.
2.13%, 03/07/25(a)	2,505	2,499,644
3.40%, 06/06/25(a)	5,800	5,777,118
3.40%, 09/11/25(a)	1,800	1,787,306
3.45%, 03/13/25	4,988	4,982,486
4.05%, 09/08/25(a)	4,142	4,132,190
4.95%, 06/06/25(a)	3,412	3,415,939
5.15%, 03/03/25(a)	2,840	2,841,573
5.30%, 09/08/25(a)	2,038	2,047,463
Otis Worldwide Corp., 2.06%, 04/05/25(a)	7,778	7,746,552
Rockwell Automation Inc., 2.88%, 03/01/25(a)	2,324	2,320,574
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	3,299	3,278,510
		82,179,072
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25	3,259	3,256,228
2.65%, 04/15/25(a)	3,124	3,111,071
3.00%, 08/07/25(a)	4,049	4,012,939
Textron Inc., 3.88%, 03/01/25	2,029	2,027,093
		12,407,331
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	10,915	10,904,555
Comcast Corp.
3.38%, 02/15/25(a)	2,010	2,008,692
3.38%, 08/15/25(a)	7,789	7,742,097
3.95%, 10/15/25	17,340	17,276,687
Discovery Communications LLC
3.45%, 03/15/25	1,660	1,655,226
3.95%, 06/15/25	2,646	2,636,082
Fox Corp., 3.05%, 04/07/25	3,675	3,663,833
TWDC Enterprises 18 Corp., 3.15%, 09/17/25(a)	4,600	4,564,639
Walt Disney Co. (The)
3.35%, 03/24/25(a)	10,936	10,916,998
3.70%, 10/15/25(a)	3,766	3,744,099
		65,112,908
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25(a)	5,149	5,122,426
Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25(a)	2,828	2,819,974
Oil & Gas — 3.5%
BP Capital Markets America Inc., 3.80%, 09/21/25	5,654	5,630,307
Canadian Natural Resources Ltd.
2.05%, 07/15/25	4,136	4,084,806
3.90%, 02/01/25	3,390	3,390,000
Chevron Corp.
1.55%, 05/11/25(a)	15,478	15,360,523
3.33%, 11/17/25	4,194	4,162,633
Chevron USA Inc., 0.69%, 08/12/25(a)	4,212	4,131,223
ConocoPhillips Co., 2.40%, 03/07/25	1,846	1,841,890
Devon Energy Corp., 5.85%, 12/15/25	3,586	3,608,041
EOG Resources Inc., 3.15%, 04/01/25	2,918	2,911,197
Exxon Mobil Corp.
2.71%, 03/06/25	10,065	10,049,067
Security	Par (000)	Value
Oil & Gas (continued)
2.99%, 03/19/25(a)	$16,512	$16,479,357
Marathon Petroleum Corp., 4.70%, 05/01/25(a)	7,913	7,911,527
Occidental Petroleum Corp.
5.50%, 12/01/25	3,784	3,797,098
5.88%, 09/01/25(a)	3,341	3,349,397
Ovintiv Inc., 5.65%, 05/15/25(a)	3,570	3,577,135
Phillips 66, 3.85%, 04/09/25(a)	3,585	3,579,689
Phillips 66 Co., 3.61%, 02/15/25	2,212	2,211,014
Shell International Finance BV, 3.25%, 05/11/25	16,930	16,870,343
		112,945,247
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25(a)	2,843	2,823,635
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25(a)	3,007	2,948,581
		5,772,216
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%, 05/17/25	2,646	2,639,196
Sonoco Products Co., 1.80%, 02/01/25	2,515	2,515,000
WRKCo Inc., 3.75%, 03/15/25	3,724	3,718,378
		8,872,574
Pharmaceuticals — 5.3%
AbbVie Inc.
3.60%, 05/14/25	22,619	22,561,034
3.80%, 03/15/25	16,258	16,241,666
AstraZeneca PLC, 3.38%, 11/16/25	12,185	12,083,999
Bristol-Myers Squibb Co., 0.75%, 11/13/25(a)	7,061	6,863,241
Cardinal Health Inc., 3.75%, 09/15/25(a)	2,730	2,714,228
Cencora Inc., 3.25%, 03/01/25	3,175	3,169,562
CVS Health Corp.
3.88%, 07/20/25	17,141	17,062,917
4.10%, 03/25/25(a)	4,195	4,190,370
Eli Lilly & Co., 2.75%, 06/01/25(a)	3,020	3,001,681
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	6,059	6,043,762
Johnson & Johnson, 0.55%, 09/01/25	5,639	5,512,673
McKesson Corp., 0.90%, 12/03/25(a)	3,419	3,318,651
Mead Johnson Nutrition Co., 4.13%, 11/15/25(a)	5,125	5,100,785
Merck & Co. Inc., 2.75%, 02/10/25	12,163	12,158,352
Novartis Capital Corp.
1.75%, 02/14/25(a)	5,533	5,527,384
3.00%, 11/20/25	10,373	10,267,994
Pfizer Inc., 0.80%, 05/28/25(a)	4,856	4,800,090
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	18,650	18,653,953
Viatris Inc., 1.65%, 06/22/25	1,885	1,860,230
Zoetis Inc.
4.50%, 11/13/25	4,884	4,879,588
5.40%, 11/14/25	3,902	3,924,192
		169,936,352
Pipelines — 2.6%
Columbia Pipeline Group Inc., 4.50%, 06/01/25	6,135	6,122,728
DCP Midstream Operating LP, 5.38%, 07/15/25(a)	3,146	3,150,436
Enbridge Energy Partners LP, 5.88%, 10/15/25	3,228	3,242,551
Enbridge Inc., 2.50%, 02/14/25	2,756	2,753,772
Energy Transfer LP
2.90%, 05/15/25	6,654	6,615,968
4.05%, 03/15/25	6,072	6,065,188
5.95%, 12/01/25	2,046	2,060,086
EnLink Midstream Partners LP, 4.15%, 06/01/25(a)	2,570	2,560,099

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC, 3.75%, 02/15/25(a)	$6,142	$6,138,174
Kinder Morgan Inc., 4.30%, 06/01/25(a)	9,160	9,148,217
MPLX LP
4.00%, 02/15/25	2,741	2,739,949
4.88%, 06/01/25(a)	6,434	6,433,198
ONEOK Inc., 2.20%, 09/15/25	2,215	2,178,996
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	6,456	6,450,955
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	1,359	1,359,485
Spectra Energy Partners LP, 3.50%, 03/15/25(a)	2,614	2,609,451
TC PipeLines LP, 4.38%, 03/13/25(a)	2,061	2,057,249
Western Midstream Operating LP
3.10%, 02/01/25	4,008	4,008,000
3.95%, 06/01/25(a)	1,958	1,950,260
Williams Companies Inc. (The), 4.00%, 09/15/25(a)	4,179	4,160,893
		81,805,655
Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25	3,735	3,722,540
American Tower Corp.
1.30%, 09/15/25(a)	2,771	2,712,217
2.40%, 03/15/25	4,289	4,276,209
4.00%, 06/01/25(a)	4,355	4,341,402
AvalonBay Communities Inc.
3.45%, 06/01/25	3,108	3,094,765
3.50%, 11/15/25	2,579	2,554,347
Brixmor Operating Partnership LP, 3.85%, 02/01/25	3,518	3,518,000
Crown Castle Inc., 1.35%, 07/15/25(a)	3,257	3,207,526
CubeSmart LP, 4.00%, 11/15/25(a)	1,824	1,812,957
EPR Properties, 4.50%, 04/01/25(a)	1,720	1,717,601
Equinix Inc.
1.00%, 09/15/25(a)	3,975	3,884,125
1.25%, 07/15/25	3,243	3,192,512
ERP Operating LP, 3.38%, 06/01/25(a)	2,502	2,490,063
Essex Portfolio LP, 3.50%, 04/01/25(a)	3,071	3,062,459
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25	5,101	5,100,593
Healthpeak OP LLC
3.40%, 02/01/25(a)	2,190	2,190,000
4.00%, 06/01/25(a)	2,402	2,394,349
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25	2,920	2,906,814
Kilroy Realty LP, 4.38%, 10/01/25(a)	2,343	2,331,833
Kimco Realty OP LLC, 3.30%, 02/01/25	2,588	2,588,000
Kite Realty Group Trust, 4.00%, 03/15/25(a)	1,975	1,971,798
Mid-America Apartments LP, 4.00%, 11/15/25(a)	2,853	2,839,312
NNN REIT Inc., 4.00%, 11/15/25	2,648	2,630,838
Realty Income Corp.
3.88%, 04/15/25(a)	2,874	2,869,298
4.63%, 11/01/25(a)	4,005	4,002,774
Simon Property Group LP, 3.50%, 09/01/25(a)	6,627	6,586,721
Ventas Realty LP, 3.50%, 02/01/25	2,970	2,970,000
VICI Properties LP, 4.38%, 05/15/25	3,115	3,109,890
Welltower OP LLC, 4.00%, 06/01/25	7,232	7,210,114
WP Carey Inc., 4.00%, 02/01/25	2,473	2,473,000
		97,762,057
Retail — 3.0%
AutoNation Inc., 4.50%, 10/01/25	2,782	2,771,938
Security	Par (000)	Value
Retail (continued)
AutoZone Inc.
3.25%, 04/15/25	$2,692	$2,682,515
3.63%, 04/15/25(a)	2,799	2,792,826
Dollar General Corp., 4.15%, 11/01/25(a)	2,777	2,763,248
Dollar Tree Inc., 4.00%, 05/15/25	5,971	5,953,156
Genuine Parts Co., 1.75%, 02/01/25	3,785	3,785,000
Home Depot Inc. (The)
2.70%, 04/15/25(a)	3,000	2,988,973
3.35%, 09/15/25(a)	6,404	6,361,441
4.00%, 09/15/25(a)	9,403	9,376,089
5.13%, 04/30/25	2,865	2,869,278
Lowe's Companies Inc.
3.38%, 09/15/25(a)	5,123	5,080,235
4.00%, 04/15/25(a)	4,331	4,325,753
4.40%, 09/08/25	6,236	6,229,268
McDonald's Corp.
1.45%, 09/01/25(a)	3,284	3,224,972
3.30%, 07/01/25(a)	4,567	4,543,320
3.38%, 05/26/25(a)	4,052	4,036,035
Ross Stores Inc., 4.60%, 04/15/25	4,467	4,465,631
Starbucks Corp., 3.80%, 08/15/25(a)	8,046	8,015,129
Target Corp., 2.25%, 04/15/25(a)	8,545	8,506,255
Walmart Inc., 3.55%, 06/26/25(a)	5,031	5,011,740
		95,782,802
Semiconductors — 2.0%
Analog Devices Inc., 2.95%, 04/01/25(a)	3,125	3,116,581
Applied Materials Inc., 3.90%, 10/01/25(a)	5,109	5,089,412
Broadcom Inc., 3.15%, 11/15/25	6,006	5,934,597
Intel Corp.
3.40%, 03/25/25	8,786	8,765,692
3.70%, 07/29/25(a)	14,352	14,273,205
Lam Research Corp., 3.80%, 03/15/25(a)	3,009	3,005,376
Microchip Technology Inc., 4.25%, 09/01/25(a)	7,499	7,468,198
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25(a)	3,630	3,610,010
Qualcomm Inc., 3.45%, 05/20/25(a)	8,739	8,711,679
Texas Instruments Inc., 1.38%, 03/12/25	5,065	5,048,400
		65,023,150
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25	2,837	2,828,552
Software — 3.2%
Adobe Inc.
1.90%, 02/01/25	3,208	3,208,000
3.25%, 02/01/25	5,248	5,248,000
Autodesk Inc., 4.38%, 06/15/25(a)	1,849	1,845,684
Fiserv Inc., 3.85%, 06/01/25(a)	5,885	5,866,451
Intuit Inc., 0.95%, 07/15/25	3,620	3,560,854
Microsoft Corp.
2.70%, 02/12/25(a)	7,454	7,450,530
3.13%, 11/03/25	19,022	18,852,223
Oracle Corp.
2.50%, 04/01/25	21,327	21,250,252
2.95%, 05/15/25	15,362	15,286,570
5.80%, 11/10/25(a)	5,612	5,660,697
Roper Technologies Inc.
1.00%, 09/15/25(a)	3,992	3,904,017
3.85%, 12/15/25(a)	1,970	1,956,393
Take-Two Interactive Software Inc., 3.55%, 04/14/25	4,365	4,353,300

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
VMware LLC, 4.50%, 05/15/25(a)	$4,760	$4,754,995
		103,197,966
Telecommunications — 1.4%
Cisco Systems Inc., 3.50%, 06/15/25(a)	2,798	2,787,440
Juniper Networks Inc., 1.20%, 12/10/25	2,911	2,820,612
KT Corp., 4.00%, 08/08/25(a)(b)	3,050	3,035,619
Rogers Communications Inc.
2.95%, 03/15/25	5,675	5,662,247
3.63%, 12/15/25	4,522	4,483,126
T-Mobile USA Inc., 3.50%, 04/15/25	18,286	18,236,134
Verizon Communications Inc.
0.85%, 11/20/25(a)	4,745	4,609,794
3.38%, 02/15/25	10	9,996
Vodafone Group PLC, 4.13%, 05/30/25(a)	4,945	4,932,154
		46,577,122
Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	3,102	3,094,397
3.65%, 09/01/25(a)	2,564	2,549,003
7.00%, 12/15/25(a)	2,251	2,300,355
Canadian Pacific Railway Co., 2.90%, 02/01/25	4,101	4,101,000
CSX Corp., 3.35%, 11/01/25	4,115	4,078,190
Norfolk Southern Corp., 3.65%, 08/01/25(a)	1,963	1,952,749
Ryder System Inc.
3.35%, 09/01/25	2,523	2,501,348
4.63%, 06/01/25(a)	2,559	2,555,423
Union Pacific Corp.
3.25%, 08/15/25(a)	2,701	2,681,487
3.75%, 07/15/25(a)	2,663	2,653,774
United Parcel Service Inc., 3.90%, 04/01/25	5,910	5,903,650
		34,371,376
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25(a)	2,170	2,163,357
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25	$2,707	$2,703,725
Total Long-Term Investments — 98.2% (Cost: $3,140,411,049)		3,135,361,289
	Shares
Short-Term Securities
Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	243,795,184	243,917,082
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	173,820,000	173,820,000
Total Short-Term Securities — 13.1% (Cost: $417,656,623)		417,737,082
Total Investments — 111.3% (Cost: $3,558,067,672)		3,553,098,371
Liabilities in Excess of Other Assets — (11.3)%		(361,728,630)
Net Assets — 100.0%		$3,191,369,741

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$260,481,474	$—	$(16,517,208)(a)	$(10,883)	$(36,301)	$243,917,082	243,795,184	$167,009 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,250,000	152,570,000 (a)	—	—	—	173,820,000	173,820,000	531,187	—
				$(10,883)	$(36,301)	$417,737,082		$698,196	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,135,361,289	$—	$3,135,361,289
Short-Term Securities
Money Market Funds	417,737,082	—	—	417,737,082
	$417,737,082	$3,135,361,289	$—	$3,553,098,371

Portfolio Abbreviation
REIT	Real Estate Investment Trust